FAIR VALUE (Tables)	12 Months Ended
Feb. 29, 2024
FAIR VALUE
Schedule of inputs for fair value measurements of assets

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2023	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)
Short-term investments
Variable-rate financial instruments	$793,275	—	$793,275	—
Available-for-sale investments	$80,044	—	$80,044	—
Long-term investments
Equity securities with readily determinable fair values	$5,890	$5,890	—	—
Fair value option investment	$92,788	—	$92,500	$288
Available-for-sale investments	$106,387	—	—	$106,387

Total	$1,078,384	$5,890	$965,819	$106,675

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 29,	Active Market for	Observable	Unobservable
Description	2024	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)
Short-term investments
Variable-rate financial instruments	$936,488	—	$936,488	—
Available-for-sale investments	$22,750	—	$22,750	—
Long-term investments
Fair value option investment	$19,494	—	$19,494	—
Available-for-sale investments	$151,263	—	—	$151,263

Total	$1,129,995	—	$978,732	$151,263

Schedule of roll forward of Level 3 instruments

US$
Balance as of February 28, 2022	$134,350
Purchases	6,845
Disposal	(8,710)
Transfer in due to reclassification	941
Changes in fair value	(16,752)
Impairment loss	(6,495)
Foreign exchange difference	(3,504)

Balance as of February 28, 2023	$106,675
Purchases	61,688
Disposal	(7,206)
Changes in fair value	1,368
Impairment loss	(10,011)
Foreign exchange difference	(1,251)
Balance as of February 29, 2024	151,263